Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Net loss	$ 4,311	$ 2,354	$ 8,295	$ 4,817
Other comprehensive loss (income):
Net unrealized loss (gain) on available for sale securities	(56)	50	(102)	65
Comprehensive loss	$ 4,255	$ 2,404	$ 8,193	$ 4,882